Discontinued Operations - Major class of assets and liabilities (Details) - USD ($)		12 Months Ended
	Apr. 27, 2022	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Total current assets of discontinued operations			$ 32,389,683
OTHER ASSETS:
Total other assets of discontinued operations			8,354,114
CURRENT LIABILITIES:
Total current liabilities of discontinued operations			36,458,438
OTHER LIABILITIES:
Total gain on sale of discontinued operations		$ 34,110,454
Discontinued operations. | Xiangtai BVI and Silanchi
CURRENT ASSETS:
Cash and cash equivalents	$ 476,105		68,082
Restricted cash			35,906
Accounts receivables, net	3,945,103		30,040,825
Other receivables, net	6,214,926		45,597
Inventories			229,392
Prepayments	140,264		1,969,881
Total current assets of discontinued operations	10,776,398		32,389,683
OTHER ASSETS:
Other receivables	60,492		85,139
Plant and equipment, net	1,996,324		2,415,370
Intangible assets, net	299,627		313,478
Operating lease right-of-use assets	2,049,125		3,208,982
Deferred tax assets			2,331,145
Total other assets of discontinued operations	4,405,568		8,354,114
Total assets of discontinued operations	15,181,966		40,743,797
CURRENT LIABILITIES:
Loan from bank			782,073
Loans from third parties	8,015,608		7,928,114
Current maturities of long-term loan - bank	831,329		850,808
Accounts payable	16,457,687		12,483,479
Accounts payable - related party	3,636,175
Customer deposits	4,400,350		4,392,031
Customer deposit - related party	35,815		35,948
Other payables and accrued liabilities	1,676,816		3,380,684
Other payables - related parties	20,000		14,767,551
Operating lease liabilities	38,088		77,127
Taxes payable	4,118,960		4,012,849
Total current liabilities of discontinued operations	39,230,828		48,710,664
OTHER LIABILITIES:
Loans from third parties	1,513,203		1,959,053
Long-term loans - related parties	762,654		780,524
Operating lease liabilities - noncurrent	83,747		1,058,947
Total other liabilities of discontinued operations	2,359,604		3,798,524
Total liabilities of discontinued operations	41,590,432		$ 52,509,188
Total net deficit	(26,408,466)
Retained earnings carryover	(56,761,139)
Total consideration received	4,029,212
Exchange rate effect	(271,431)
Total gain on sale of discontinued operations	$ 34,110,454